Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	$ 7,255,084
Depreciation and amortization	(75,409)	$ (68,800)
Property plant and equipment and intangible assets, Ending balance	7,714,388
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	9,289,930
Additions	529,567
Disposals	(6,558)
Reclassification and other	537
Effect of currency translation	(3,091)
Property plant and equipment and intangible assets, Ending balance	9,810,385
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(2,034,846)
Depreciation and amortization	(67,447)
Depreciation and amortization of disposals	5,830
Reclassification and other	(537)
Effect of currency translation	1,003
Property plant and equipment and intangible assets, Ending balance	(2,095,997)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	1,783,654
Property plant and equipment and intangible assets, Ending balance	1,825,321
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	2,927,062
Additions	22,290
Disposals	(972)
Reclassified between assets	41,535
Effect of currency translation	(2,074)
Property plant and equipment and intangible assets, Ending balance	2,987,841
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,143,408)
Depreciation and amortization	(20,094)
Depreciation and amortization of disposals	249
Effect of currency translation	733
Property plant and equipment and intangible assets, Ending balance	(1,162,520)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	4,373,577
Property plant and equipment and intangible assets, Ending balance	4,743,544
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	5,099,693
Additions	408,628
Reclassification and other	537
Reclassified between assets	0
Property plant and equipment and intangible assets, Ending balance	5,508,858
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(726,116)
Depreciation and amortization	(38,661)
Reclassification and other	(537)
Property plant and equipment and intangible assets, Ending balance	(765,314)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	441,516
Property plant and equipment and intangible assets, Ending balance	475,435
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	441,516
Additions	75,737
Reclassified between assets	(41,535)
Effect of currency translation	(283)
Property plant and equipment and intangible assets, Ending balance	475,435
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	522,851
Property plant and equipment and intangible assets, Ending balance	529,040
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	522,851
Additions	6,189
Reclassified between assets	(0)
Property plant and equipment and intangible assets, Ending balance	529,040
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	46,741
Property plant and equipment and intangible assets, Ending balance	48,416
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	114,064
Additions	3,363
Disposals	(229)
Effect of currency translation	(719)
Property plant and equipment and intangible assets, Ending balance	116,479
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(67,323)
Depreciation and amortization	(1,219)
Depreciation and amortization of disposals	224
Effect of currency translation	255
Property plant and equipment and intangible assets, Ending balance	(68,063)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	86,745
Property plant and equipment and intangible assets, Ending balance	92,632
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	184,744
Additions	13,360
Disposals	(5,357)
Reclassified between assets	0
Effect of currency translation	(15)
Property plant and equipment and intangible assets, Ending balance	192,732
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(97,999)
Depreciation and amortization	(7,473)
Depreciation and amortization of disposals	5,357
Effect of currency translation	15
Property plant and equipment and intangible assets, Ending balance	$ (100,100)